STRATEGIC PARTNERS STYLE SPECIFIC FUNDS
100 Mulberry Street
Newark, New Jersey 07102

September 23, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street

Judiciary Plaza

Washington, D.C. 20549

Re:	Strategic Partners Style Specific Funds: Form N-1A
Post-Effective Amendment No. 10 to the Registration
Statement under the Securities Act of 1933;
Amendment No. 11 to the Registration Statement under
the Investment Company Act of 1940
Securities Act Registration No. 333-82621
Investment Company Act No. 811-09439

Commissioners:

On behalf of Strategic Partners Style Specific Funds (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), we enclose herewith for filing Post-Effective Amendment No. 10 to the Registration Statement under the 1933 Act and Amendment No. 11 to the Registration Statement under the 1940 Act (the “Amendment”).  The Amendment has been marked to indicate changes from the Trust’s previous post-effective amendment.

The enclosed filing is being made pursuant to Rule 485(a) under the 1933 Act in order to:

(i)                                     amend the disclosure relating to the portfolio management of the Strategic Partners Small Capitalization Growth Fund and the Strategic Partners Small Capitalization Value Fund (the “Small Cap Funds”).  The Amendment changes the division of Small Cap Fund assets among their respective subadvisers, to permit more than two subadvisers to manage Small Cap Fund assets, and for greater flexibility in the allocation of Fund assets among the named subadvisers; and

(ii)                                  restructure the disclosure format in the Prospectus Risk/Return Summary section relating to each Fund.  Pursuant to comments received from the staff of the Securities and Exchange Commission (the “Staff”) earlier in 2004 to a post-effective amendment to the registration statement of The Target Portfolio

Trust (“Target”), we provided the Staff with an undertaking to revise the format of the disclosure going forward to reflect each Fund’s risk/return summary information separately, and to similarly revise the format of disclosure for multi-series Prospectuses that employ the same format as Target.  The substance of the disclosure in the summary section has not changed in any material respect.

(iii)                               include a revised slate of fundamental investment policies that were approved by shareholders of each separate investment series of the Trust during the previous fiscal year.

This filing also includes other routine annual updates and non-material changes. Registrant intends to file a subsequent Post-Effective Amendment on or before November 20, 2004 pursuant to Rule 485(b) under the 1933 Act, to include certain exhibits, information permitted under the 1933 Act, and information responsive to any comments by the Staff.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance whatsoever in facilitating the Staff’s review, please contact me at 973-367-1495.  Thank you for your assistance in this matter.

Sincerely,

/s/ Lori E. Bostrom
Lori E. Bostrom
Secretary of the Trust

cc:           Randolph Koch, Esq.